Schedule Of Authorized and issued capital stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Balance, September 30, 2023	$ 115,041
Balance, September 30, 2024	116,408	$ 115,041
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Balance, September 30, 2023	$ 115,041	$ 103,305
Balance at beginning (in shares)	33,832,784	29,437,372
Issuance of shares		$ 7,167
Issuance of shares (in shares)		3,508,680
Exercise of options	$ 667	$ 8
Excercise of options (in shares)	252,700	6,800
Issuance of shares		$ 59
Issuance of shares (in shares)		14,414
Transfer from contributed surplus	$ 501	$ 5
Exercise of options		$ 13
Excercise of options (in shares)		5,200
Transfer from contributed surplus		$ 11
Issuance of shares note		$ 30
Issuance of share note (in shares)		8,376
Issuance of shares note		$ 30
Issuance of shares note (in shares)		10,443
Exercise of warrants		$ 3,004
Excercise of warrants (in shares)		841,499
Transfer from derivative liability		$ 1,409
Issuance of shares	$ 30
Issuance of shares (in shares)	10,024
Issuance of shares	$ 169
Issuance of shares (in shares)	42,157
Balance, September 30, 2024	$ 116,408	$ 115,041
Balance at ending (in shares)	34,137,665	33,832,784